Business Combination, Goodwill and Intangible Assets - Schedule of Carrying Value of Goodwill by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 58,180	$ 51,136
Foreign currency impact	(2,634)	7,044
Goodwill, Ending Balance	55,546	58,180
Rubber
Goodwill [Roll Forward]
Goodwill, Beginning Balance	33,037	29,037
Foreign currency impact	(1,487)	4,000
Goodwill, Ending Balance	31,550	33,037
Specialty
Goodwill [Roll Forward]
Goodwill, Beginning Balance	25,143	22,099
Foreign currency impact	(1,147)	3,044
Goodwill, Ending Balance	$ 23,996	$ 25,143